UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments

Foreign Government Bonds — 61.3%
Security		Principal Amount (000’s omitted)	Value

Angola — 0.3%

Republic of Angola, 8.25%, 5/9/28(1)	USD	10,793	$11,300,649

Total Angola			$11,300,649

Argentina — 0.1%

Republic of Argentina, 4.50%, 2/13/20	USD	15,380	$4,142,112

Total Argentina			$4,142,112

Barbados — 1.9%

Government of Barbados, 6.625%, 12/5/35(1)(2)	USD	29,459	$21,127,995

Government of Barbados, 7.00%, 8/4/22(1)(2)	USD	29,435	21,390,414

Government of Barbados, 7.25%, 12/15/21(1)(2)	USD	30,909	22,137,026

Total Barbados			$64,655,435

Benin — 1.5%

Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	43,430	$50,011,683

Total Benin			$50,011,683

Dominican Republic — 0.1%

Dominican Republic, 9.75%, 6/5/26(1)	DOP	162,650	$3,132,976

Total Dominican Republic			$3,132,976

Egypt — 6.7%

Arab Republic of Egypt, 4.75%, 4/11/25(1)	EUR	13,698	$15,851,942

Arab Republic of Egypt, 5.625%, 4/16/30(1)	EUR	1,525	1,710,100

Arab Republic of Egypt, 6.375%, 4/11/31(1)	EUR	53,603	62,301,785

Arab Republic of Egypt, 8.50%, 1/31/47(1)	USD	10,938	11,543,702

Arab Republic of Egypt, 8.70%, 3/1/49(1)	USD	28,516	30,640,014

Egypt Government Bond, 14.40%, 9/10/29	EGP	119,975	7,583,096

Egypt Government Bond, 15.60%, 8/6/26	EGP	1,129,991	74,691,098

Egypt Government Bond, 16.10%, 5/7/29	EGP	272,850	18,841,636

Total Egypt			$223,163,373

El Salvador — 4.2%

Republic of El Salvador, 7.125%, 1/20/50(1)	USD	26,757	$27,245,315

Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,471	10,347,162

Republic of El Salvador, 8.25%, 4/10/32(1)(3)	USD	21,771	25,145,723

Republic of El Salvador, 8.625%, 2/28/29(1)(3)	USD	65,795	78,214,464

Total El Salvador			$140,952,664

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.5%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	36,890	$11,542,778

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	8,852	2,943,640

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	5,848	1,874,899

Total Georgia			$16,361,317

Iceland — 1.8%

Republic of Iceland, 5.00%, 11/15/28	ISK	3,727,573	$33,850,084

Republic of Iceland, 6.50%, 1/24/31	ISK	2,504,432	26,054,546

Total Iceland			$59,904,630

New Zealand — 5.3%

New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	95,128	$80,774,736

New Zealand Government Bond, 2.50%, 9/20/40(1)(4)	NZD	106,735	94,839,854

Total New Zealand			$175,614,590

Nigeria — 1.0%

Republic of Nigeria, 7.875%, 2/16/32(1)	USD	14,757	$15,269,201

Republic of Nigeria, 8.747%, 1/21/31(1)	USD	15,945	17,600,410

Total Nigeria			$32,869,611

Rwanda — 0.0%(5)

Republic of Rwanda, 6.625%, 5/2/23(1)	USD	559	$595,721

Total Rwanda			$595,721

Serbia — 14.6%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	5,925,170	$61,402,978

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	15,126,400	161,416,546

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	17,108,030	191,652,168

Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,131,900	12,638,241

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	57,324,833

Total Serbia			$484,434,766

Sri Lanka — 2.3%

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	$25,596,514

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000	7,193,191

Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	570,134

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,179,590	12,431,326

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	4,056,576

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	3,980,704

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,450,000	8,445,587

Sri Lanka Government International Bond, 6.75%, 4/18/28(1)	USD	4,520	4,428,739

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)

Sri Lanka Government International Bond, 7.55%, 3/28/30(1)	USD	8,665	$8,764,128

Total Sri Lanka			$75,466,899

Thailand — 1.6%

Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	1,669,991	$53,933,260

Total Thailand			$53,933,260

Ukraine — 19.4%

Ukraine Government International Bond, 0.00% GDP-Linked, 5/31/40(1)(6)(7)	USD	89,534	$84,376,842

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	2,149,547	75,762,701

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	695,910	28,148,974

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	8,881,741	387,642,193

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	132,700	5,577,254

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	1,535,861	64,067,344

Total Ukraine			$645,575,308

Total Foreign Government Bonds (identified cost $1,909,828,976)			$2,042,114,994

Foreign Corporate Bonds — 4.0%
Security		Principal Amount (000’s omitted)	Value

Georgia — 0.5%

Silknet JSC, 11.00%, 4/2/24(1)	USD	10,715	$11,791,965

TBC Bank JSC, 5.75%, 6/19/24(1)	USD	4,062	4,148,317

Total Georgia			$15,940,282

Iceland — 2.4%

Arion Banki HF, 6.00%, 4/12/24(1)	ISK	2,180,000	$19,189,211

Arion Banki HF, 6.50%, 9/2/22(1)	ISK	940,000	8,148,995

Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,963,167	16,752,410

Islandsbanki HF, 6.40%, 10/26/23	ISK	1,180,000	10,423,746

Landsbankinn HF, 5.00%, 11/23/23(1)	ISK	3,120,000	26,242,720

WOW Air HF, 0.00%(2)(9)	EUR	121	13,497

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(2)(10)	EUR	5,500	$613,476

Total Iceland			$81,384,055

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$1,961,158

Total Indonesia			$1,961,158

Ireland — 0.5%

Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	17,383	$18,078,320

Total Ireland			$18,078,320

Mexico — 0.1%

Grupo Kaltex SA de CV, 8.875%, 4/11/22(1)	USD	3,161	$2,702,687

Total Mexico			$2,702,687

Mongolia — 0.1%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(1)	USD	3,258	$3,344,337

Total Mongolia			$3,344,337

Netherlands — 0.2%

Braskem Netherlands Finance BV, 5.875%, 1/31/50(1)	USD	5,110	$5,091,706

Total Netherlands			$5,091,706

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)	USD	4,300	$4,095,750

Total Saint Lucia			$4,095,750

Total Foreign Corporate Bonds (identified cost $137,989,615)			$132,598,295

Sovereign Loans — 5.3%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.4%

Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)		$21,920	$15,240,976

Total Barbados			$15,240,976

22	See Notes to Consolidated Financial Statements.

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October 31, 2019

Consolidated Portfolio of Investments — continued

Borrower	Principal Amount (000’s omitted)	Value

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.94%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(10)(11)	$4,311	$4,308,679

Total Ethiopia		$4,308,679

Kenya — 1.1%

Government of Kenya, Term Loan, 8.63%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(10)	$4,971	$5,050,158

Government of Kenya, Term Loan, 8.65%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)	29,835	30,368,987

Total Kenya		$35,419,145

Tanzania — 3.7%

Government of the United Republic of Tanzania, Term Loan, 7.42%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	$43,543	$44,522,223

Government of the United Republic of Tanzania, Term Loan, 7.76%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	77,850	78,864,697

Total Tanzania		$123,386,920

Total Sovereign Loans (identified cost $181,740,765)		$178,355,720

Credit Linked Notes — 0.1%
Security	Principal Amount (000’s omitted)	Value

Argentina — 0.1%

Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(7)(8)(12)	$2,607	$2,306,101

Total Argentina		$2,306,101

Total Credit Linked Notes (identified cost $2,617,486)		$2,306,101

Senior Floating-Rate Loans — 1.1%
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Iceland — 1.1%

Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing December 21, 2027(8)(13)	ISK	4,000,000	$35,366,583

Total Iceland			$35,366,583

Total Senior Floating-Rate Loans (identified cost $39,551,095)			$35,366,583

Collateralized Mortgage Obligations — 0.7%
Security		Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(14)

Series 362, Class C6, 3.50%, 12/15/47		$30,105	$3,905,865

Series 2770, Class SH, 5.179%, (7.10% - 1 mo. USD LIBOR), 3/15/34(15)		1,489	327,393

Series 4791, Class JI, 4.00%, 5/15/48		52,185	7,118,363

			$11,351,621

Federal National Mortgage Association:

Interest Only:(14)

Series 424, Class C8, 3.50%, 2/25/48		$42,617	$6,221,038

Series 2010-67, Class BI, 5.50%, 6/25/25		15	552

Series 2010-109, Class PS, 4.777%, (6.60% - 1 mo. USD LIBOR), 10/25/40(15)		3,465	689,974

Series 2018-21, Class IO, 3.00%, 4/25/48		44,597	5,871,797

Series 2018-58, Class BI, 4.00%, 8/25/48		7,561	1,004,346

			$13,787,707

Total Collateralized Mortgage Obligations (identified cost $40,165,389)			$25,139,328

U.S. Government Guaranteed Small Business Administration Loans(16)(17) — 1.2%
Security		Principal Amount (000’s omitted)	Value

1.63%, 11/20/42		$1,248	$83,976

1.88%, 10/30/42 to 12/28/42		10,870	805,097

2.13%, 1/25/43		1,717	141,015

2.38%, 11/30/42 to 3/1/43		6,221	629,112

2.39%, 11/15/32 to 4/10/43(18)		59,724	5,150,278

2.48%, 10/12/42		257	28,319

2.63%, 10/27/42 to 3/20/43		10,041	1,058,292

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

2.88%, 10/27/42 to 2/13/43	$10,548	$1,260,358

2.90%, 4/12/27 to 3/10/43(18)	116,941	12,768,284

3.06%, 2/2/27 to 12/17/43(18)	124,499	14,104,624

3.13%, 10/12/42 to 2/15/43	7,219	1,000,480

3.38%, 12/18/42	674	101,604

3.63%, 10/27/42 to 3/28/43	25,987	4,085,831

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $43,733,481)		$41,217,270

Common Stocks — 5.4%
Security	Shares	Value

Cyprus — 0.4%

Bank of Cyprus Holdings PLC(19)	8,424,416	$12,062,083

Total Cyprus		$12,062,083

Iceland — 2.5%

Arion Banki HF(7)	34,319,530	$21,397,848

Eik Fasteignafelag HF	102,837,825	6,503,393

Eimskipafelag Islands HF	8,699,370	11,977,959

Hagar HF	35,902,255	12,073,476

Heimavellir HF(19)	143,296,854	1,377,891

Reginn HF(19)	46,771,138	7,498,070

Reitir Fasteignafelag HF(19)	18,895,413	11,371,526

Siminn HF(19)	182,994,238	7,020,451

Sjova-Almennar Tryggingar HF(19)	18,734,578	2,424,177

Total Iceland		$81,644,791

Mongolia — 0.0%(5)

Mongolian Mining Corp.(19)	8,737,800	$811,565

Total Mongolia		$811,565

Serbia — 0.1%

Komercijalna Banka AD Beograd(19)	125,028	$3,922,188

Total Serbia		$3,922,188

Singapore — 0.5%

Yoma Strategic Holdings, Ltd.(19)	79,369,266	$18,322,344

Total Singapore		$18,322,344

Security	Shares	Value

Vietnam — 1.9%

Bank for Foreign Trade of Vietnam JSC	1,526,750	$5,759,120

Bank for Investment and Development of Vietnam JSC(19)	845,160	1,474,883

Bao Viet Holdings(19)	283,140	879,386

Binh Minh Plastics JSC	460,800	1,052,477

Coteccons Construction JSC	239,670	815,109

Danang Rubber JSC	120,210	118,495

Domesco Medical Import Export JSC	195,910	592,567

FPT Corp.	34,104	91,059

HA TIEN 1 Cement JSC	388,990	284,081

Ho Chi Minh City Infrastructure Investment JSC(19)	1,400,400	1,442,082

Hoa Phat Group JSC(19)	2,855,889	2,678,267

Hoa Sen Group(19)	309,094	95,052

KIDO Group Corp.(19)	673,920	630,515

Kinh Bac City Development Share Holding Corp.	921,600	578,738

Masan Group Corp.(19)	1,399,400	4,468,389

Mobile World Investment Corp.	372,000	1,994,598

PetroVietnam Drilling & Well Services JSC(19)	511,753	360,502

PetroVietnam Fertilizer & Chemical JSC	695,170	408,520

PetroVietnam Gas JSC	297,000	1,321,318

PetroVietnam Nhon Trach 2 Power JSC	1,590,240	1,574,226

PetroVietnam Technical Services Corp.	1,207,281	961,061

Pha Lai Thermal Power JSC	400,170	444,515

Refrigeration Electrical Engineering Corp.	703,160	1,134,646

Saigon - Hanoi Commercial Joint Stock Bank(19)	1,719,602	488,906

Saigon Thuong Tin Commercial JSB(19)	2,163,900	1,005,183

SSI Securities Corp.	1,202,580	1,103,368

Tan Tao Investment & Industry JSC(19)	1,920,000	262,010

Viet Capital Securities JSC	806,139	1,212,981

Vietnam Dairy Products JSC	984,480	5,507,490

Vietnam Joint Stock Commercial Bank for Industry and Trade(19)	216,000	212,993

Vietnam Prosperity JSC Bank(19)	1,851,282	1,712,304

Vietnam Technological & Commercial Joint Stock Bank(19)	1,408,200	1,539,049

Vingroup JSC(19)	3,896,490	19,961,640

Total Vietnam		$62,165,530

Total Common Stocks (identified cost $215,608,242)		$178,928,501

Warrants — 0.0%
Security	Shares	Value

Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(8)(19)	22,753,484	$0

Total Warrants (identified cost $0)		$0

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Short-Term Investments — 12.8%

Foreign Government Securities — 5.8%
Security		Principal Amount (000’s omitted)	Value

Egypt — 0.2%

Egypt Treasury Bill, 0.00%, 5/26/20	EGP	71,325	$4,095,764

Egypt Treasury Bill, 0.00%, 6/30/20	EGP	54,175	3,067,686

Total Egypt			$7,163,450

Georgia — 1.0%

Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	4,847	$1,618,665

Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	2,912	971,358

Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	4,282	1,427,720

Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	3,528	1,180,334

Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	6,015	2,011,497

Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	3,566	1,192,035

Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	5,965	1,993,427

Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	2,427	810,799

Bank of Georgia Promissory Note, 7.50%, 5/26/20	GEL	5,353	1,784,459

Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	13,664	4,553,973

Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	2,415	803,759

Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	1,885	627,334

Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	3,768	1,253,758

Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,926	640,725

Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	3,603	1,198,762

Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	2,192	728,996

Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	2,902	964,605

Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	3,870	1,286,107

Georgia Treasury Bill, 0.00%, 11/14/19	GEL	7,780	2,622,397

Georgia Treasury Bill, 0.00%, 12/12/19	GEL	4,184	1,404,543

Georgia Treasury Bill, 0.00%, 5/7/20	GEL	3,664	1,187,955

Georgia Treasury Bill, 0.00%, 6/4/20	GEL	5,441	1,752,447

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	1,224	391,611

Total Georgia			$32,407,266

Nigeria — 1.5%

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	12,629,954	$33,490,559

Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	4,815,332	12,800,475

Nigeria Treasury Bill, 0.00%, 4/2/20	NGN	1,147,802	3,011,313

Total Nigeria			$49,302,347

Pakistan — 2.4%

Pakistan Treasury Bill, 0.00%, 12/5/19	PKR	5,436,600	$34,515,682

Pakistan Treasury Bill, 0.00%, 12/19/19	PKR	5,292,200	33,427,437

Security		Principal Amount (000’s omitted)	Value

Pakistan (continued)

Pakistan Treasury Bill, 0.00%, 1/16/20	PKR	2,236,000	$13,986,680

Total Pakistan			$81,929,799

Ukraine — 0.7%

Ukraine Treasury Bill, 0.00%, 4/1/20	UAH	619,734	$23,505,869

Total Ukraine			$23,505,869

Total Foreign Government Securities (identified cost $194,884,636)			$194,308,731

U.S. Treasury Obligations — 1.8%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 12/5/19		$50,000	$49,924,444

U.S. Treasury Bill, 0.00%, 12/12/19(20)		10,000	9,982,860

Total U.S. Treasury Obligations (identified cost $59,907,304)			$59,907,304

Other — 5.2%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(21)		172,862,422	$172,862,422

Total Other (identified cost $172,845,188)			$172,862,422

Total Short-Term Investments (identified cost $427,637,128)			$427,078,457

Total Purchased Options and Swaptions — 1.1% (identified cost $36,152,674)			$36,281,346

Total Investments — 93.0% (identified cost $3,035,024,851)			$3,099,386,595

Other Assets, Less Liabilities — 7.0%			$231,891,368

Net Assets — 100.0%			$3,331,277,963

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities is $857,479,007 or 25.7% of the Portfolio’s net assets.

(2)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Amount is less than 0.05%.

(6)

Amounts payable in the respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $108,080,791 or 3.2% of the Portfolio’s net assets.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(13)	Fixed-rate loan.

(14)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2019.

(16)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(17)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(18)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2019 of all interest only securities comprising the certificate.

(19)	Non-income producing security.

(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Purchased Currency Options — 0.0%(5)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call BRL/Put USD	Standard Chartered Bank	USD	54,710,000	BRL	3.57	7/20/20	$252,323

Total							$252,323

Purchased Put Options — 0.1%

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value

E-mini S&P 500 Index Futures 12/2019	1,067	USD	161,957,250	$2,900	12/20/19	$1,187,037

E-mini S&P 500 Index Futures 12/2019	295	USD	44,777,300	2,950	12/20/19	442,500

Total						$1,629,537

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Purchased Interest Rate Swaptions — 1.0%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	$55,409,000	7/5/28	$6,014,747

Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	1,479,903

Option to enter into interest rate swap expiring 4/4/39 to pay 3-month USD-LIBOR Rate and receive 2.78%	Bank of America, N.A.	25,816,000	3/29/29	2,506,338

Option to enter into interest rate swap expiring 4/4/39 to receive 3-month USD-LIBOR Rate and pay 2.78%	Bank of America, N.A.	25,816,000	3/29/29	851,317

Option to enter into interest rate swap expiring 4/5/49 to pay 3-month USD-LIBOR Rate and receive 2.80%	Bank of America, N.A.	36,181,000	4/3/29	7,522,124

Option to enter into interest rate swap expiring 4/9/49 to receive 3-month USD-LIBOR Rate and pay 2.80%	Bank of America, N.A.	36,182,000	4/5/29	2,127,656

Option to enter into interest rate swap expiring 4/4/59 to pay 3-month USD-LIBOR Rate and receive 2.64%	Morgan Stanley & Co. International PLC	46,765,000	3/29/29	10,507,842

Option to enter into interest rate swap expiring 4/4/59 to receive 3-month USD-LIBOR Rate and pay 2.64%	Morgan Stanley & Co. International PLC	46,765,000	3/29/29	3,389,559

Total				$34,399,486

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

EUR	96,104,802	USD	106,636,927	11/1/19	$548,728

EUR	78,656,826	USD	87,276,828	11/1/19	449,105

EUR	31,940,033	USD	35,211,651	11/1/19	411,058

EUR	31,378,700	USD	34,592,820	11/1/19	403,834

EUR	61,922,456	USD	68,708,538	11/1/19	353,557

EUR	96,104,802	USD	106,897,371	11/1/19	288,284

EUR	42,897,548	USD	47,598,690	11/1/19	244,931

EUR	78,656,826	USD	87,489,988	11/1/19	235,945

EUR	61,922,456	USD	68,876,348	11/1/19	185,748

EUR	10,642,163	USD	11,732,240	11/1/19	136,961

EUR	42,897,548	USD	47,714,943	11/1/19	128,679

EUR	31,940,033	USD	35,526,899	11/1/19	95,810

EUR	30,871,776	USD	34,338,676	11/1/19	92,605

EUR	14,733,967	USD	16,348,662	11/1/19	84,126

EUR	6,333,445	USD	6,982,179	11/1/19	81,509

EUR	14,733,967	USD	16,388,591	11/1/19	44,197

EUR	10,642,163	USD	11,837,278	11/1/19	31,923

EUR	6,333,445	USD	7,044,690	11/1/19	18,998

EUR	997,826	USD	1,107,178	11/1/19	5,697

EUR	997,826	USD	1,109,882	11/1/19	2,993

EUR	506,924	USD	563,852	11/1/19	1,521

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

EUR	103,121	USD	113,684	11/1/19	$1,327

EUR	103,121	USD	114,701	11/1/19	309

KRW	1,762,429,373	USD	1,509,769	11/1/19	5,061

USD	114,701	EUR	103,121	11/1/19	(309)

USD	113,741	EUR	103,121	11/1/19	(1,269)

USD	562,432	EUR	506,924	11/1/19	(2,940)

USD	1,109,882	EUR	997,826	11/1/19	(2,993)

USD	1,100,592	EUR	997,826	11/1/19	(12,283)

USD	7,044,690	EUR	6,333,445	11/1/19	(18,998)

USD	11,837,278	EUR	10,642,163	11/1/19	(31,923)

USD	7,027,527	EUR	6,333,445	11/1/19	(36,162)

USD	16,388,591	EUR	14,733,967	11/1/19	(44,197)

USD	11,808,438	EUR	10,642,163	11/1/19	(60,763)

USD	34,902,528	EUR	31,378,700	11/1/19	(94,126)

USD	35,526,899	EUR	31,940,033	11/1/19	(95,810)

USD	47,714,943	EUR	42,897,548	11/1/19	(128,679)

USD	35,437,467	EUR	31,940,033	11/1/19	(185,242)

USD	68,876,348	EUR	61,922,456	11/1/19	(185,748)

USD	16,243,167	EUR	14,733,967	11/1/19	(189,621)

USD	87,489,988	EUR	78,656,826	11/1/19	(235,945)

USD	106,897,371	EUR	96,104,802	11/1/19	(288,284)

USD	34,051,260	EUR	30,871,776	11/1/19	(380,022)

USD	47,291,544	EUR	42,897,548	11/1/19	(552,078)

USD	68,265,173	EUR	61,922,456	11/1/19	(796,922)

USD	86,713,645	EUR	78,656,826	11/1/19	(1,012,288)

USD	105,948,817	EUR	96,104,802	11/1/19	(1,236,838)

USD	1,508,413	KRW	1,762,429,373	11/1/19	(6,418)

BRL	303,940,700	USD	72,975,834	11/4/19	2,810,402

BRL	399,242,700	USD	99,708,474	11/4/19	(159,116)

NZD	50,102,000	USD	31,829,801	11/4/19	293,105

NZD	20,620,347	USD	13,100,107	11/4/19	120,633

NZD	13,054	USD	8,246	11/4/19	123

NZD	10,800	USD	6,826	11/4/19	99

NZD	10,800	USD	6,827	11/4/19	98

NZD	34,654	USD	22,226	11/4/19	(7)

NZD	6,455,000	USD	4,139,914	11/4/19	(1,290)

NZD	6,455,000	USD	4,139,914	11/4/19	(1,290)

NZD	7,710,347	USD	4,945,031	11/4/19	(1,541)

NZD	15,683,800	USD	10,058,805	11/4/19	(3,134)

NZD	15,684,800	USD	10,059,446	11/4/19	(3,134)

NZD	18,733,400	USD	12,014,666	11/4/19	(3,743)

USD	75,907,370	BRL	303,940,700	11/4/19	121,134

USD	99,203,056	BRL	399,242,700	11/4/19	(346,302)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

USD	32,132,918	NZD	50,102,000	11/4/19	$10,012

USD	13,224,860	NZD	20,620,347	11/4/19	4,121

USD	8,372	NZD	13,054	11/4/19	3

USD	6,927	NZD	10,800	11/4/19	2

USD	6,927	NZD	10,800	11/4/19	2

USD	22,016	NZD	34,654	11/4/19	(203)

USD	4,080,173	NZD	6,455,000	11/4/19	(58,451)

USD	4,079,528	NZD	6,455,000	11/4/19	(59,097)

USD	4,870,565	NZD	7,710,347	11/4/19	(72,926)

USD	9,913,652	NZD	15,683,800	11/4/19	(142,020)

USD	9,912,715	NZD	15,684,800	11/4/19	(143,597)

USD	11,833,739	NZD	18,733,400	11/4/19	(177,184)

USD	70,687,729	RUB	4,630,223,000	11/7/19	(1,500,090)

AUD	27,206,000	USD	18,494,231	11/12/19	264,577

AUD	21,221,000	USD	14,384,655	11/12/19	247,436

JPY	2,216,609,000	USD	21,158,655	11/12/19	(624,287)

JPY	2,216,607,000	USD	21,173,681	11/12/19	(639,332)

JPY	4,277,773,627	USD	40,694,000	11/12/19	(1,065,281)

KRW	822,961,000	USD	679,740	11/12/19	26,608

KRW	822,962,000	USD	678,312	11/12/19	28,037

KRW	520,992,000	USD	430,074	11/12/19	17,094

USD	17,554,493	KRW	21,253,225,000	11/12/19	(687,167)

USD	1,364,875	KRW	1,651,431,089	11/12/19	(52,549)

USD	11,106,791	KRW	13,454,767,000	11/12/19	(441,446)

USD	17,517,597	KRW	21,253,224,000	11/12/19	(724,063)

USD	1,277	NZD	2,000	11/12/19	(6)

USD	1,914	NZD	3,000	11/12/19	(10)

USD	2,542,532	NZD	3,983,000	11/12/19	(11,448)

USD	2,540,652	NZD	3,983,000	11/12/19	(13,328)

USD	12,328,376	NZD	19,313,000	11/12/19	(55,509)

USD	12,319,261	NZD	19,313,000	11/12/19	(64,625)

USD	14,644,499	SGD	20,211,313	11/12/19	(212,718)

SEK	377,115,000	USD	39,156,370	11/13/19	(81,435)

SEK	287,271,000	USD	30,280,489	11/13/19	(514,780)

USD	65,824,423	AUD	97,300,000	11/15/19	(1,270,333)

AUD	32,006,000	USD	21,741,356	11/18/19	330,677

AUD	32,005,000	USD	21,760,039	11/18/19	311,304

USD	11,246,953	NZD	17,376,000	11/18/19	103,738

USD	11,238,097	NZD	17,378,000	11/18/19	93,599

USD	3,776,817	NZD	5,835,000	11/18/19	34,836

USD	3,773,409	NZD	5,835,000	11/18/19	31,428

NZD	8,651,760	USD	5,424,117	11/25/19	125,048

USD	6,634,945	NZD	10,320,000	11/25/19	15,784

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

USD	6,391,278	NZD	9,941,000	11/25/19	$15,205

USD	4,577,829	NZD	7,127,014	11/25/19	6,623

USD	4,409,469	NZD	6,864,902	11/25/19	6,380

USD	4,500	NZD	7,000	11/25/19	11

USD	2,990	NZD	4,654	11/25/19	4

USD	8,260,906	NZD	13,176,591	11/25/19	(190,448)

USD	16,148,842	NZD	25,758,276	11/25/19	(372,297)

USD	61,887,403	RUB	3,977,720,000	11/25/19	35,926

JPY	12,986,404,669	USD	121,588,719	11/27/19	(1,181,623)

USD	55,187,547	JPY	5,894,361,143	11/27/19	536,323

USD	96,493,296	ZAR	1,416,936,500	11/29/19	3,035,811

BRL	399,242,700	USD	99,009,932	12/3/19	356,417

AUD	73,929,000	USD	50,034,408	12/6/19	973,236

AUD	50,110,294	USD	33,662,692	12/6/19	911,129

NZD	24,594,000	USD	15,430,030	12/6/19	347,823

PHP	458,413,500	USD	8,743,010	12/6/19	275,033

USD	23,502,657	NZD	37,461,000	12/6/19	(529,795)

USD	45,940,005	NZD	73,224,000	12/6/19	(1,035,577)

PHP	965,660,000	USD	18,445,523	12/10/19	548,349

PHP	410,971,000	USD	7,865,925	12/10/19	217,593

USD	11,873,284	KRW	14,108,430,000	12/11/19	(190,930)

USD	19,425,595	KRW	23,088,291,000	12/11/19	(317,360)

USD	19,394,265	KRW	23,088,291,000	12/11/19	(348,690)

USD	19,389,705	KRW	23,088,291,000	12/11/19	(353,250)

EUR	28,640,000	USD	31,667,105	12/13/19	359,861

EUR	31,940,033	USD	35,534,245	12/13/19	183,015

EUR	506,924	USD	563,968	12/13/19	2,905

USD	111,116,135	EUR	98,255,910	12/13/19	1,240,484

AUD	57,404,031	USD	38,993,789	12/16/19	622,290

AUD	38,655,000	USD	26,650,245	12/16/19	26,619

JPY	4,571,054,209	USD	42,295,596	12/16/19	145,081

USD	5,155,968	NZD	8,162,047	12/16/19	(81,166)

USD	19,304,764	NZD	30,560,000	12/16/19	(303,897)

NOK	148,239,000	USD	16,465,969	12/20/19	(340,951)

NOK	610,581,100	USD	66,968,590	12/20/19	(551,310)

USD	37,953,736	ZAR	585,740,000	12/20/19	(572,160)

USD	64,432,716	ZAR	994,390,100	12/20/19	(971,336)

ZAR	1,028,860,000	USD	66,852,502	12/20/19	818,740

CAD	139,600,740	USD	105,245,463	12/24/19	777,108

EUR	4,601,881	USD	5,092,280	1/7/20	63,984

EUR	1,580,014	USD	1,759,371	1/7/20	10,986

USD	6,086,108	EUR	5,500,000	1/7/20	(76,471)

USD	89,762,092	EUR	81,117,776	1/7/20	(1,127,851)

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

USD	104,347,454	EUR	94,298,531	1/7/20	$(1,311,115)

EUR	10,642,163	USD	11,873,036	1/8/20	51,913

USD	47,859,078	EUR	42,897,548	1/8/20	(209,257)

USD	69,084,407	EUR	61,922,456	1/8/20	(302,062)

USD	87,754,275	EUR	78,656,826	1/8/20	(383,694)

USD	107,220,283	EUR	96,104,802	1/8/20	(468,806)

USD	10,592,564	KRW	12,642,649,267	1/8/20	(224,688)

USD	36,001,959	KRW	43,218,551,455	1/8/20	(976,525)

AUD	37,703,000	USD	25,795,450	1/9/20	239,769

NZD	56,080,000	USD	35,497,518	1/9/20	500,977

PHP	968,540,000	USD	18,613,599	1/9/20	415,253

USD	411,041	EUR	374,000	1/9/20	(8,066)

USD	11,914,264	EUR	10,840,610	1/9/20	(233,802)

USD	12,030,168	EUR	10,946,069	1/9/20	(236,077)

USD	1,898	NZD	3,000	1/9/20	(28)

USD	2,535	NZD	4,000	1/9/20	(33)

USD	3,507,112	NZD	5,543,000	1/9/20	(51,014)

USD	4,038,513	NZD	6,373,000	1/9/20	(52,400)

USD	17,004,081	NZD	26,875,000	1/9/20	(247,338)

USD	19,581,052	NZD	30,900,000	1/9/20	(254,068)

EUR	6,177,414	USD	6,916,171	1/10/20	6,712

EUR	4,934,646	USD	5,598,163	1/10/20	(68,022)

USD	130,995,999	EUR	116,054,555	1/10/20	936,387

USD	148,063,991	EUR	129,550,000	1/15/20	2,835,499

USD	67,156,580	EUR	60,623,490	1/17/20	(812,127)

USD	11,560,973	NZD	18,382,000	1/21/20	(241,110)

USD	18,223,847	NZD	28,976,000	1/21/20	(380,068)

EUR	27,547,117	USD	30,826,326	1/22/20	67,980

EUR	10,840,610	USD	12,131,076	1/22/20	26,752

INR	823,415,000	USD	11,420,458	1/22/20	58,443

USD	119,399,273	EUR	104,816,656	1/22/20	1,846,581

USD	7,214,585	EUR	6,333,444	1/22/20	111,578

USD	25,352,970	EUR	22,656,000	1/22/20	(55,909)

USD	4,462,564	NZD	6,960,000	1/23/20	(6,227)

USD	20,591,271	NZD	32,115,000	1/23/20	(28,734)

USD	17,083,080	EUR	15,102,000	1/27/20	140,834

USD	10,766,451	EUR	9,517,894	1/27/20	88,759

USD	6,740,702	EUR	5,959,000	1/27/20	55,571

USD	7,063	NZD	11,000	1/28/20	—

USD	13,881,787	NZD	21,619,690	1/28/20	(711)

USD	17,812,048	NZD	27,740,734	1/28/20	(913)

KRW	335,389,139	USD	286,315	1/29/20	859

USD	691,053	KRW	809,500,000	1/29/20	(2,074)

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

USD	1,513,399	KRW	1,762,429,373	1/29/20	$4,333

USD	446,427	KRW	522,900,000	1/29/20	(1,302)

USD	148,959,213	EUR	131,860,237	1/31/20	994,620

NZD	34,654	USD	22,054	2/3/20	201

USD	13,122,789	NZD	20,620,347	2/3/20	(119,374)

USD	31,884,913	NZD	50,102,000	2/3/20	(290,047)

					$(1,499,240)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KRW	1,762,429,373	USD	1,508,413	Australia and New Zealand Banking Group Limited	11/1/19	$6,418	$—

USD	1,472,734	KRW	1,762,429,373	Australia and New Zealand Banking Group Limited	11/1/19	—	(42,095)

BHD	5,850,000	USD	15,519,300	Bank of America, N.A.	11/4/19	—	(2,058)

BRL	95,302,000	USD	23,142,051	Standard Chartered Bank	11/4/19	621,070	—

EUR	3,079,918	RSD	361,736,324	JPMorgan Chase Bank, N.A.	11/4/19	554	—

EUR	1,892,763	RSD	222,664,676	JPMorgan Chase Bank, N.A.	11/4/19	—	(3,074)

OMR	18,858,800	USD	48,983,896	Bank of America, N.A.	11/4/19	—	(6,361)

RSD	584,401,000	EUR	4,965,174	Citibank, N.A.	11/4/19	10,893	—

USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(330,326)

USD	23,801,104	BRL	95,302,000	Standard Chartered Bank	11/4/19	37,982	—

USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(731,936)

USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(788,859)

NZD	24,200,000	USD	15,519,743	UBS AG	11/5/19	—	(3,909)

XOF	1,986,798,000	EUR	2,913,194	ICBC Standard Bank PLC	11/5/19	128,607	—

UGX	2,800,850,000	USD	717,620	Standard Chartered Bank	11/7/19	35,850	—

EGP	193,874,000	USD	10,740,942	Citibank, N.A.	11/12/19	1,245,412	—

EUR	23,619,117	PLN	102,526,690	Standard Chartered Bank	11/12/19	—	(479,772)

HUF	8,333,741,681	EUR	24,967,394	Standard Chartered Bank	11/12/19	436,957	—

KRW	12,766,643,000	USD	10,762,754	Australia and New Zealand Banking Group Limited	11/12/19	194,866	—

USD	3,125,084	KRW	3,763,898,733	Australia and New Zealand Banking Group Limited	11/12/19	—	(105,473)

EGP	203,540,000	USD	11,276,454	Bank of America, N.A.	11/13/19	1,304,145	—

EGP	218,680,000	USD	12,128,674	Morgan Stanley & Co. International PLC	11/14/19	1,384,104	—

NOK	926,860,000	EUR	92,083,315	Standard Chartered Bank	11/15/19	—	(1,978,338)

TRY	193,151,000	USD	32,410,061	Standard Chartered Bank	11/18/19	1,222,869	—

UGX	6,763,456,000	USD	1,736,446	Standard Chartered Bank	11/20/19	78,017	—

USD	11,558,073	MYR	48,463,000	Credit Agricole Corporate and Investment Bank	11/20/19	—	(57,380)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	5,446,562	RSD	641,632,197	JPMorgan Chase Bank, N.A.	11/22/19	$—	$(11,526)

INR	4,043,985,000	USD	56,429,769	Standard Chartered Bank	11/22/19	396,187	—

USD	36,099,693	INR	2,561,659,500	Australia and New Zealand Banking Group Limited	11/22/19	103,331	—

USD	14,439,819	INR	1,026,502,200	Australia and New Zealand Banking Group Limited	11/22/19	15,441	—

USD	9,803,154	UAH	258,019,000	JPMorgan Chase Bank, N.A.	11/22/19	—	(541,440)

EUR	9,208,466	RSD	1,085,586,000	Citibank, N.A.	11/25/19	—	(25,278)

EGP	186,360,000	USD	10,917,399	Standard Chartered Bank	11/26/19	561,476	—

UGX	14,600,514,000	USD	3,743,722	Citibank, N.A.	11/26/19	168,119	—

EGP	373,327,000	USD	20,838,794	HSBC Bank USA, N.A.	11/27/19	2,150,227	—

USD	8,674,940	MYR	36,348,000	Goldman Sachs International	11/27/19	—	(42,509)

USD	8,665,777	MYR	36,346,000	UBS AG	11/27/19	—	(51,193)

USD	14,287,587	NGN	5,187,822,840	ICBC Standard Bank PLC	11/29/19	7,538	—

USD	30,870,301	NGN	11,180,605,616	Standard Chartered Bank	11/29/19	94,463	—

USD	28,512,265	ZAR	410,876,000	Standard Chartered Bank	11/29/19	1,411,942	—

USD	6,219,407	ZAR	89,705,000	Standard Chartered Bank	11/29/19	302,696	—

ZAR	62,600,000	USD	4,023,891	Standard Chartered Bank	11/29/19	105,043	—

ZAR	4,892,000	USD	324,462	Standard Chartered Bank	11/29/19	—	(1,798)

EGP	271,330,000	USD	15,947,455	BNP Paribas	12/3/19	734,090	—

EGP	41,810,000	USD	2,457,388	BNP Paribas	12/3/19	113,118	—

EGP	342,800,000	USD	19,391,882	Morgan Stanley & Co. International PLC	12/3/19	1,683,685	—

USD	34,007	ZAR	499,000	Standard Chartered Bank	12/3/19	1,112	—

USD	37,423,900	ZAR	578,813,000	Standard Chartered Bank	12/3/19	—	(732,630)

EUR	1,656,311	RSD	195,130,000	Citibank, N.A.	12/4/19	—	(2,402)

RSD	764,557,100	EUR	6,489,196	Citibank, N.A.	12/4/19	10,026	—

RSD	361,736,324	EUR	3,074,682	JPMorgan Chase Bank, N.A.	12/4/19	—	(214)

EUR	638,098	USD	711,970	Bank of America, N.A.	12/6/19	1,193	—

EUR	6,626,000	USD	7,402,578	Citibank, N.A.	12/6/19	2,888	—

EUR	5,263,953	USD	5,880,897	Citibank, N.A.	12/6/19	2,294	—

EUR	1,798,750	USD	2,009,566	Citibank, N.A.	12/6/19	784	—

EUR	6,333,445	USD	7,052,227	Goldman Sachs International	12/6/19	26,267	—

EUR	3,819,849	USD	4,242,521	HSBC Bank USA, N.A.	12/6/19	26,685	—

USD	8,898,795	EUR	7,990,571	Bank of America, N.A.	12/6/19	—	(31,766)

USD	821,068	EUR	734,933	Citibank, N.A.	12/6/19	—	(320)

USD	2,209,912	EUR	1,978,078	Citibank, N.A.	12/6/19	—	(862)

USD	1,111,069	EUR	997,826	Goldman Sachs International	12/6/19	—	(4,138)

USD	16,406,125	EUR	14,733,967	Goldman Sachs International	12/6/19	—	(61,108)

USD	5,404,836	EUR	4,848,913	UBS AG	12/6/19	—	(14,491)

USD	5,504,271	THB	168,699,000	Standard Chartered Bank	12/6/19	—	(84,264)

USD	5,869,189	THB	179,851,000	Standard Chartered Bank	12/6/19	—	(88,781)

EGP	242,134,000	USD	14,234,803	BNP Paribas	12/9/19	628,422	—

EGP	216,139,000	USD	12,736,535	Goldman Sachs International	12/9/19	531,005	—

EGP	31,546,000	USD	1,791,318	Citibank, N.A.	12/10/19	144,607	—

PHP	974,960,000	USD	18,661,307	UBS AG	12/10/19	515,489	—

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KRW	7,101,047,100	USD	6,067,861	Australia and New Zealand Banking Group Limited	12/11/19	$4,293	$—

KRW	4,733,189,400	USD	4,044,200	Australia and New Zealand Banking Group Limited	12/11/19	3,183	—

KRW	58,879,217,500	USD	50,566,226	Australia and New Zealand Banking Group Limited	12/11/19	—	(218,206)

USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(31,638)

USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(521,455)

EGP	85,729,000	USD	4,893,208	Goldman Sachs International	12/16/19	359,631	—

EGP	221,160,000	USD	12,128,325	Morgan Stanley & Co. International PLC	12/16/19	1,422,723	—

THB	413,955,461	USD	13,522,212	Standard Chartered Bank	12/16/19	192,994	—

THB	233,574,539	USD	7,627,297	Standard Chartered Bank	12/16/19	111,513	—

USD	3,413,294	THB	104,527,000	Standard Chartered Bank	12/16/19	—	(49,903)

USD	6,051,285	THB	185,248,000	Standard Chartered Bank	12/16/19	—	(86,366)

USD	8,679,263	MYR	36,518,000	Goldman Sachs International	12/18/19	—	(84,002)

USD	12,173,344	MYR	51,195,000	State Street Bank and Trust Company	12/18/19	—	(111,977)

USD	28,271,697	BHD	10,672,000	BNP Paribas	12/23/19	—	(27,398)

EGP	163,263,000	USD	9,263,149	Goldman Sachs International	12/24/19	719,639	—

USD	10,696,082	BHD	4,037,450	Standard Chartered Bank	12/24/19	—	(10,030)

USD	11,793,690	BHD	4,452,000	Standard Chartered Bank	12/24/19	—	(11,685)

USD	25,628,454	KRW	29,832,107,800	Australia and New Zealand Banking Group Limited	12/26/19	111,079	—

INR	727,760,000	USD	10,194,145	Australia and New Zealand Banking Group Limited	12/30/19	—	(20,666)

INR	2,561,659,500	USD	35,918,886	Australia and New Zealand Banking Group Limited	1/6/20	—	(137,770)

USD	2,024,307	KRW	2,355,160,000	Australia and New Zealand Banking Group Limited	1/8/20	9,195	—

USD	2,699,042	KRW	3,156,087,600	Australia and New Zealand Banking Group Limited	1/8/20	—	(1,357)

USD	10,780,503	KRW	12,766,643,000	Australia and New Zealand Banking Group Limited	1/8/20	—	(142,841)

USD	2,699,159	KRW	3,140,222,400	Australia and New Zealand Banking Group Limited	1/9/20	12,241	—

USD	674,739	KRW	788,971,900	Australia and New Zealand Banking Group Limited	1/9/20	—	(341)

THB	12,617,000	USD	412,630	Standard Chartered Bank	1/10/20	5,546	—

THB	10,859,118	USD	355,262	Standard Chartered Bank	1/10/20	4,651	—

USD	20,052,283	THB	612,928,119	Standard Chartered Bank	1/10/20	—	(262,533)

USD	23,292,279	THB	712,208,000	Standard Chartered Bank	1/10/20	—	(313,058)

USD	9,988,525	CNH	71,070,350	Bank of America, N.A.	1/21/20	—	(73,465)

EGP	149,540,000	USD	8,564,719	JPMorgan Chase Bank, N.A.	1/22/20	511,619	—

INR	298,742,200	USD	4,172,942	Australia and New Zealand Banking Group Limited	1/22/20	—	(8,296)

USD	2,700,247	KRW	3,156,087,600	Australia and New Zealand Banking Group Limited	1/22/20	—	(1,469)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,049,195	KRW	4,733,189,400	Australia and New Zealand Banking Group Limited	1/22/20	$—	$(2,572)

USD	12,684,337	CNH	89,859,650	Citibank, N.A.	1/23/20	—	(37,082)

USD	15,464,518	THB	467,879,000	Standard Chartered Bank	1/24/20	—	(45,537)

EGP	149,310,000	USD	8,512,543	Goldman Sachs International	1/27/20	538,470	—

EGP	149,014,000	USD	8,501,968	Goldman Sachs International	1/29/20	526,572	—

USD	20,255,145	KRW	23,551,667,300	Australia and New Zealand Banking Group Limited	1/29/20	89,218	—

TRY	2,853,495	USD	413,850	Goldman Sachs International	2/3/20	73,365	—

TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(4,109,017)

TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(5,723,713)

TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(7,627,551)

TRY	418,565	USD	60,688	JPMorgan Chase Bank, N.A.	2/3/20	10,779	—

TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,588,829)

TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(4,789,389)

USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(161,246)

USD	73,458,251	TRY	372,763,895	Goldman Sachs International	2/3/20	9,811,366	—

USD	28,300,231	TRY	142,930,315	JPMorgan Chase Bank, N.A.	2/3/20	3,895,857	—

AED	116,823,000	USD	31,784,679	BNP Paribas	2/5/20	14,588	—

USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(300,269)

EGP	643,747,000	USD	34,665,967	Goldman Sachs International	2/10/20	4,218,367	—

EGP	142,999,000	USD	8,150,413	Goldman Sachs International	2/10/20	487,174	—

TRY	637,465	USD	92,417	Deutsche Bank AG	2/10/20	16,229	—

TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(5,209,252)

TRY	879,950	USD	126,520	Standard Chartered Bank	2/10/20	23,453	—

TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(4,115,320)

TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(5,235,599)

USD	22,164,321	TRY	112,472,845	Deutsche Bank AG	2/10/20	2,995,096	—

USD	39,458,793	TRY	200,135,000	Standard Chartered Bank	2/10/20	5,348,935	—

TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	—	(5,820,778)

TRY	1,600,170	USD	229,909	Standard Chartered Bank	2/14/20	42,533	—

TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(1,749,428)

TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(6,708,273)

USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(549,377)

USD	24,776,575	TRY	124,118,250	Goldman Sachs International	2/14/20	3,644,421	—

USD	35,727,901	TRY	182,070,840	Standard Chartered Bank	2/14/20	4,728,842	—

USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(170,214)

USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(542,656)

USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	—	(492,469)

USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(303,245)

USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(325,604)

USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(43,361)

USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(695,905)

UGX	6,944,382,000	USD	1,731,766	Standard Chartered Bank	3/16/20	83,321	—

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	$—	$(417,076)

USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(472,162)

USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(353,219)

UGX	34,709,670,000	USD	8,651,463	Citibank, N.A.	4/3/20	385,310	—

UGX	18,108,234,000	USD	4,731,705	Citibank, N.A.	4/3/20	—	(17,169)

EGP	23,400,000	USD	1,362,842	Standard Chartered Bank	4/7/20	29,944	—

UGX	2,996,764,000	USD	743,798	Standard Chartered Bank	4/14/20	34,559	—

EGP	39,490,000	USD	2,310,032	HSBC Bank USA, N.A.	4/15/20	35,635	—

EGP	100,000,000	USD	5,899,705	HSBC Bank USA, N.A.	4/16/20	38,678	—

EGP	126,190,000	USD	7,442,642	JPMorgan Chase Bank, N.A.	4/16/20	51,004	—

UGX	7,328,920,000	USD	1,825,840	Citibank, N.A.	4/20/20	75,249	—

EGP	158,826,000	USD	8,317,675	Goldman Sachs International	4/21/20	1,101,980	—

EGP	483,800,000	USD	25,329,843	HSBC Bank USA, N.A.	4/21/20	3,363,374	—

EGP	675,953,000	USD	35,483,097	Goldman Sachs International	5/7/20	4,441,178	—

EGP	243,480,000	USD	12,814,737	Société Générale	5/13/20	1,542,723	—

AED	52,270,000	USD	14,217,326	Standard Chartered Bank	5/21/20	4,909	—

USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(35,779)

USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(114,894)

USD	1,151,155	GHS	6,976,000	ICBC Standard Bank PLC	5/22/20	—	(25,337)

USD	2,325,083	GHS	14,090,000	ICBC Standard Bank PLC	5/22/20	—	(51,175)

USD	955,482	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(21,836)

USD	2,365,318	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(50,066)

USD	2,886,957	GHS	17,596,000	ICBC Standard Bank PLC	5/26/20	—	(74,794)

USD	939,314	GHS	5,778,000	JPMorgan Chase Bank, N.A.	5/29/20	—	(31,816)

USD	474,328	GHS	2,910,000	Standard Chartered Bank	5/29/20	—	(14,767)

USD	1,187,363	GHS	7,329,000	JPMorgan Chase Bank, N.A.	6/3/20	—	(41,457)

USD	3,873,532	GHS	24,074,000	Standard Chartered Bank	6/4/20	—	(160,889)

USD	1,455,044	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/8/20	—	(52,631)

USD	2,449,735	GHS	15,023,000	Standard Chartered Bank	6/8/20	—	(63,002)

UGX	6,767,004,000	USD	1,675,416	Standard Chartered Bank	6/15/20	51,192	—

USD	2,395,126	GHS	14,742,000	Standard Chartered Bank	6/15/20	—	(62,276)

UGX	32,737,140,000	USD	8,093,236	Standard Chartered Bank	6/17/20	254,356	—

USD	1,411,048	GHS	8,685,000	JPMorgan Chase Bank, N.A.	6/17/20	—	(35,292)

USD	1,406,478	GHS	8,685,000	Standard Chartered Bank	6/19/20	—	(38,468)

USD	1,969,572	GHS	11,975,000	JPMorgan Chase Bank, N.A.	6/22/20	—	(19,863)

UGX	7,547,290,000	USD	1,883,526	Citibank, N.A.	6/26/20	35,445	—

USD	1,780,578	GHS	11,020,000	JPMorgan Chase Bank, N.A.	6/26/20	—	(46,683)

UGX	26,676,410,000	USD	6,688,331	Standard Chartered Bank	7/2/20	81,506	—

USD	2,475,985	GHS	15,182,000	Citibank, N.A.	7/2/20	—	(34,156)

UGX	21,047,320,000	USD	5,285,615	Standard Chartered Bank	7/10/20	42,184	—

USD	2,443,157	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/13/20	—	(18,633)

BRL	56,983,400	USD	14,789,477	Standard Chartered Bank	7/23/20	—	(779,490)

USD	14,784,636	BRL	56,983,400	Standard Chartered Bank	7/23/20	774,649	—

EGP	76,533,000	USD	4,198,190	JPMorgan Chase Bank, N.A.	8/3/20	216,749	—

UGX	4,905,440,000	USD	1,229,434	Citibank, N.A.	8/10/20	19	—

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	6,873,248,000	USD	1,728,249	Standard Chartered Bank	8/14/20	$—	$(7,974)

USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(189,117)

USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(446,471)

USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,800,506)

USD	70,240,195	AED	258,800,000	BNP Paribas	4/5/21	—	(52,263)

USD	40,013,843	AED	147,415,000	BNP Paribas	4/8/21	—	(24,661)

USD	80,028,140	AED	294,751,643	BNP Paribas	4/8/21	—	(27,587)

USD	70,473,173	AED	259,672,500	BNP Paribas	4/8/21	—	(54,918)

USD	139,374,949	AED	513,540,937	BNP Paribas	4/12/21	—	(101,277)

USD	146,852,095	AED	540,959,063	Morgan Stanley & Co. International PLC	4/12/21	—	(70,814)

USD	1,921,019	OMR	754,000	BNP Paribas	8/19/21	—	(5,292)

USD	43,018,585	OMR	16,897,700	BNP Paribas	8/23/21	—	(146,154)

USD	26,816,272	OMR	10,530,750	BNP Paribas	8/26/21	—	(81,772)

USD	6,079,569	OMR	2,390,000	Standard Chartered Bank	10/12/21	—	(16,239)

USD	18,442,153	OMR	7,245,000	Bank of America, N.A.	10/28/21	—	(27,475)

USD	35,659,705	OMR	14,000,000	Credit Agricole Corporate and Investment Bank	10/28/21	—	(30,398)

USD	47,974,561	OMR	18,858,800	Bank of America, N.A.	11/4/21	—	(91,706)

						$69,023,408	$(70,892,997)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

WTI Crude Oil	958	Short	12/18/19	$(51,971,500)	$(1,646,569)

WTI Crude Oil	960	Long	4/20/20	51,177,600	1,510,739

Equity Futures

MSCI Taiwan Index	437	Long	11/28/19	18,704,342	136,828

SPI 200 Index	192	Long	12/19/19	21,947,397	(126,140)

TOPIX Index	247	Long	12/12/19	37,892,283	2,645,779

Interest Rate Futures

10-Year USD Deliverable Interest Rate Swap	41	Short	12/16/19	(4,060,922)	(18,899)

Euro-Bobl	473	Short	12/6/19	(71,016,997)	811,805

Euro-Bund	67	Short	12/6/19	(12,834,780)	207,981

U.S. Ultra-Long Treasury Bond	22	Short	12/19/19	(4,174,500)	(119,764)

					$3,401,760

WTI	–	West Texas Intermediate

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(929,746)

EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(970,539)

EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(985,227)

EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(1,058,209)

EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(1,726,668)

EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	1,926,027

EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	1,944,910

EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	1,978,437

EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	2,213,283

EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	3,498,351

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	774,164

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	757,682

EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	2,403,383

USD	109,009	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.73% (pays upon termination)	6/21/24	(744,948)

USD	58,740	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.88% (pays upon termination)	7/15/24	(888,921)

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(1,429,810)

USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	(709,225)

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	$(897,767)

USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	2,664,530

USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(4,790,355)

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(444,482)

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	(426,304)

USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(507,201)

USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(528,932)

USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(532,196)

USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(571,420)

USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	(2,065,761)

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(1,221,027)

							$(3,267,971)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$(1,778,657)

							$(1,778,657)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	303,000	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	$(37,988)	$—	$(37,988)

CNY	575,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	289,410	—	289,410

CNY	307,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	163,599	—	163,599

CNY	192,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	99,352	—	99,352

CNY	191,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	96,437	—	96,437

CNY	273,585	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(322,976)	—	(322,976)

CNY	209,748	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(244,309)	—	(244,309)

CNY	182,390	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(221,066)	—	(221,066)

CNY	136,793	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(161,489)	—	(161,489)

CNY	136,792	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(163,212)	—	(163,212)

CNY	68,397	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(79,667)	—	(79,667)

CNY	91,195	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	(126,391)	—	(126,391)

CNY	407,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	(389,073)	—	(389,073)

CNY	316,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	(298,696)	—	(298,696)

CNY	173,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	(158,716)	—	(158,716)

CNY	135,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	(114,848)	—	(114,848)

CNY	85,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	(78,490)	—	(78,490)

CNY	278,395	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	214,468	—	214,468

CNY	79,505	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	61,249	—	61,249

CNY	297,720	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	(842,554)	—	(842,554)

CNY	169,543	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	(471,383)	—	(471,383)

EUR	300	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(17,540)	5,051	(12,489)

EUR	4,200	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	4,501	—	4,501

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	10,675	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$143,491	$(4)	$143,487

EUR	1,300	Receives	6-month EURIBOR (pays semi-annually)	(0.52)% (pays annually)	8/30/24	17,290	(25)	17,265

EUR	9,681	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(126,356)	38,370	(87,986)

EUR	5,493	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(73,622)	61,017	(12,605)

EUR	10,400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	87,073	(16)	87,057

EUR	9,853	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	51,425	(17)	51,408

EUR	5,660	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	110,438	8	110,446

GBP	46,520	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(3,771,470)	—	(3,771,470)

GBP	41,298	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(3,345,661)	—	(3,345,661)

HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	(397,011)	—	(397,011)

HUF	2,492,778	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(456,324)	—	(456,324)

HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(530,332)	—	(530,332)

HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(475,598)	—	(475,598)

HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(201,110)	—	(201,110)

HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(238,539)	—	(238,539)

HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(579,881)	—	(579,881)

HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(256,919)	—	(256,919)

HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(486,208)	—	(486,208)

HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(351,533)	—	(351,533)

HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(911,166)	—	(911,166)

HUF	4,080,966	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(2,263,512)	—	(2,263,512)

JPY	456,794	Receives	6-month JPY-LIBOR (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	(643,196)	—	(643,196)

JPY	2,130,200	Receives	6-month JPY-LIBOR (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	(3,867,168)	—	(3,867,168)

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	1,510,830	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	$2,504,313	$—	$2,504,313

MXN	548,690	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.90% (pays monthly)	8/3/29	581,252	—	581,252

NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,211,568	—	2,211,568

NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (semi-annually)	3/5/25	1,086,220	—	1,086,220

NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	1,281,428	—	1,281,428

NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(2,562,137)	—	(2,562,137)

NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(5,187,179)	—	(5,187,179)

NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(9,303,819)	—	(9,303,819)

NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(9,291,586)	—	(9,291,586)

NZD	53,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.24% (pays semi-annually)	6/11/28	(5,820,192)	—	(5,820,192)

NZD	29,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(1,989,031)	—	(1,989,031)

NZD	23,960	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(1,594,257)	—	(1,594,257)

PLN	56,456	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	454,338	—	454,338

PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	245,999	—	245,999

PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	385,836	—	385,836

PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	100,376	—	100,376

PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	149,146	—	149,146

PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	217,972	—	217,972

PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	147,409	—	147,409

PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	167,273	—	167,273

PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	262,106	—	262,106

PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	661,041	—	661,041

PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	678,597	(74,420)	604,177

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	3,588	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	$97,526	$—	$97,526

SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,421,891	—	1,421,891

SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	970,167	—	970,167

SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	957,042	—	957,042

SGD	100,010	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	1,804,119	—	1,804,119

SGD	104,810	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	1,853,901	—	1,853,901

SGD	38,177	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	75,607	—	75,607

SGD	27,018	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	34,353	—	34,353

SGD	26,432	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	52,347	—	52,347

SGD	26,430	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	50,001	—	50,001

SGD	23,493	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	31,953	—	31,953

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	(19,613)	—	(19,613)

USD	9,026	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(281,091)	—	(281,091)

USD	9,830	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(369,929)	—	(369,929)

USD	3,671	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	6/14/24	(79,844)	—	(79,844)

USD	228	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(3,649)	—	(3,649)

USD	1,635	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(33,519)	—	(33,519)

USD	3,273	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	7/15/24	(69,408)	—	(69,408)

USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(12,335)	—	(12,335)

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	818	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	$(14,963)	$—	$(14,963)

USD	1,420	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	7,463	—	7,463

USD	10,078	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(498,280)	461,226	(37,054)

USD	87,577	Receives	3-month USD-LIBOR (pays quarterly)	2.03% (pays semi-annually)	7/17/29	(3,852,604)	(77,614)	(3,930,218)

USD	57,367	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/13/29	217,189	—	217,189

USD	21,729	Receives	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	8/19/29	384,102	—	384,102

USD	3,766	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	8/29/29	70,388	—	70,388

USD	2,465	Receives	3-month USD-LIBOR (pays quarterly)	1.35% (pays semi-annually)	9/6/29	59,089	—	59,089

USD	2,320	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	9/9/29	30,937	—	30,937

USD	8,245	Receives	3-month USD-LIBOR (pays quarterly)	1.47% (pays semi-annually)	9/9/29	101,552	—	101,552

USD	428	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	9/10/29	4,691	—	4,691

USD	13,739	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	9/16/29	(38,663)	—	(38,663)

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	9/19/29	(9,070)	—	(9,070)

USD	6,746	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	10/22/29	(57,738)	—	(57,738)

USD	1,236	Receives	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	10/22/29	(7,723)	—	(7,723)

USD	90,352	Pays	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	7/3/38	893,389	—	893,389

USD	3,020	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(250,360)	—	(250,360)

USD	39,123	Pays	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	7/5/38	(414,901)	—	(414,901)

USD	5,539	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(453,410)	—	(453,410)

USD	7,200	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(606,176)	—	(606,176)

USD	5,538	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(466,470)	—	(466,470)

USD	7,754	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(635,896)	—	(635,896)

USD	45,142	Pays	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	7/7/38	(1,035,908)	—	(1,035,908)

USD	11,923	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	(964,500)	—	(964,500)

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	26,205	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	$(2,244,302)	$—	$(2,244,302)

USD	19,974	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	3/27/39	(1,320,078)	(24,018)	(1,344,096)

USD	76,069	Pays	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	3/28/39	3,455,014	—	3,455,014

USD	22,821	Pays	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	3/28/39	1,057,874	—	1,057,874

USD	43,646	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	(2,901,375)	—	(2,901,375)

USD	25,564	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	(1,703,358)	—	(1,703,358)

USD	6,274	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/4/39	(402,216)	—	(402,216)

USD	45,902	Pays	3-month USD-LIBOR (pays quarterly)	2.08% (pays semi-annually)	4/18/39	454,573	—	454,573

USD	11,676	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(897,840)	—	(897,840)

USD	5,838	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(450,057)	—	(450,057)

USD	20,083	Pays	3-month USD-LIBOR (pays quarterly)	1.77% (pays semi-annually)	4/20/39	(293,933)	—	(293,933)

USD	3,795	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(287,642)	—	(287,642)

USD	2,920	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(221,094)	—	(221,094)

USD	2,335	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	5/2/39	(174,821)	—	(174,821)

USD	3,503	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	5/3/39	(262,192)	—	(262,192)

USD	12,623	Pays	3-month USD-LIBOR (pays quarterly)	1.99% (pays semi-annually)	5/4/39	33,728	—	33,728

USD	34,888	Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	6/4/39	(1,528,831)	—	(1,528,831)

USD	43,556	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	8/7/39	(730,588)	—	(730,588)

USD	14,520	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	8/7/39	(242,441)	—	(242,441)

USD	31,176	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/4/49	2,657,751	—	2,657,751

USD	18,706	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	(2,153,648)	—	(2,153,648)

USD	11,224	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	(1,291,436)	—	(1,291,436)

USD	24,941	Pays	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	4/5/49	(961,271)	—	(961,271)

USD	18,682	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	(2,336,868)	—	(2,336,868)

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,086	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	$(510,522)	$—	$(510,522)

USD	15,519	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(1,479,737)	—	(1,479,737)

USD	1,702	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	37,393	—	37,393

USD	1,474	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	28,592	—	28,592

USD	2,320	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	81,068	—	81,068

USD	4,790	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/29/49	254,606	—	254,606

USD	684	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	41,211	—	41,211

USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	15,110	—	15,110

USD	4,718	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	161,150	—	161,150

USD	3,189	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	73,190	—	73,190

USD	930	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	9/13/49	(2,358)	—	(2,358)

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(6,695)	—	(6,695)

USD	11,846	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	4/4/59	(1,803,126)	—	(1,803,126)

USD	6,236	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	4/4/59	(958,376)	—	(958,376)

Total						$(63,850,486)	$389,558	$(63,460,928)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	THB	87,100	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	$169,921

Citibank, N.A.	THB	725,400	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	1,420,655

Goldman Sachs International	CLP	38,326,996	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.72% (pays semi-annually)	6/27/24	(1,451,956)

Goldman Sachs International	CLP	7,665,399	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.77% (pays semi-annually)	7/1/24	(312,403)

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLP	15,330,798	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.73% (pays semi-annually)	7/8/24	$(586,484)

Goldman Sachs International	CLP	57,490,495	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	7/10/24	(2,120,485)

Goldman Sachs International	CLP	23,543,726	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.69% (pays semi-annually)	7/11/24	(829,060)

Goldman Sachs International	CLP	7,665,400	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.46% (pays semi-annually)	7/23/24	(153,886)

Goldman Sachs International	CLP	31,209,190	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.44% (pays semi-annually)	7/26/24	(572,823)

Goldman Sachs International	CLP	5,487,440	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.12% (pays semi-annually)	8/22/24	16,644

Goldman Sachs International	THB	938,900	Pays	6-month THB Fixing Rate (pays semi-annually)	2.19% (pays semi-annually)	2/22/29	1,852,995

Morgan Stanley & Co. International PLC	CLP	12,416,130	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.13% (pays semi-annually)	8/19/24	28,700

							$(2,538,182)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Indonesia	$67,075	1.00% (pays quarterly)(1)	12/20/24	0.77%	$845,391	$(391,847)	$453,544

Total	$67,075				$845,391	$(391,847)	$453,544

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$343,050	1.00% (pays quarterly)(1)	12/20/24	$(9,870,821)	$8,647,636	$(1,223,185)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	1,000	1.00% (pays quarterly)(1)	6/20/24	39,151	(27,155)	11,996

Qatar	52,166	1.00% (pays quarterly)(1)	12/20/22	(1,293,712)	(11,927)	(1,305,639)

Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	(517,182)	(861,436)	(1,378,618)

Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	(517,204)	(861,576)	(1,378,780)

Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(1,247,703)	(1,958,617)	(3,206,320)

Russia	196,301	1.00% (pays quarterly)(1)	12/20/24	(2,494,740)	1,718,154	(776,586)

South Africa	76,950	1.00% (pays quarterly)(1)	6/20/21	(243,136)	(2,454,863)	(2,697,999)

South Africa	10,560	1.00% (pays quarterly)(1)	9/20/22	58,242	92,366	150,608

South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	4,168,958	(4,663,433)	(494,475)

Total				$(11,918,147)	$(380,851)	$(12,298,998)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Cyprus	Goldman Sachs International	$3,268	1.00% (pays quarterly)(1)	6/20/21	0.67%	$21,166	$84,558	$105,724

Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.72	35,508	115,853	151,361

Indonesia	Bank of America, N.A.	35,440	1.00% (pays quarterly)(1)	12/20/24	0.77	446,674	(221,603)	225,071

Indonesia	BNP Paribas	58,250	1.00% (pays quarterly)(1)	12/20/24	0.77	734,164	(364,232)	369,932

Indonesia	Citibank, N.A.	4,200	1.00% (pays quarterly)(1)	12/20/24	0.77	52,935	(26,262)	26,673

Indonesia	Goldman Sachs International	10,185	1.00% (pays quarterly)(1)	12/20/24	0.77	128,368	(61,223)	67,145

Indonesia	HSBC Bank USA, N.A.	62,015	1.00% (pays quarterly)(1)	12/20/24	0.77	781,616	(372,780)	408,836

Indonesia	JPMorgan Chase Bank, N.A.	32,135	1.00% (pays quarterly)(1)	12/20/24	0.77	405,019	(185,401)	219,618

Total		$210,493				$2,605,450	$(1,031,090)	$1,574,360

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Croatia	BNP Paribas	$915	1.00% (pays quarterly)(1)	3/20/20	$(4,039)	$(5,795)	$(9,834)

Croatia	Citibank, N.A.	400	1.00% (pays quarterly)(1)	3/20/20	(1,765)	(2,301)	(4,066)

Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(1,008)	(1,427)	(2,435)

Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(7,832)	(11,354)	(19,186)

Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(11,784)	(15,165)	(26,949)

Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(18,317)	(23,595)	(41,912)

Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(13,593)	(19,772)	(33,365)

Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	864,673	(922,653)	(57,980)

Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	514,531	(472,775)	41,756

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	536,900	(485,585)	51,315

Oman	Bank of America, N.A.	23,000	1.00% (pays quarterly)(1)	6/20/26	2,541,278	(3,406,215)	(864,937)

Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(15,520)	(7,301)	(22,821)

Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(90,837)	(29,072)	(119,909)

Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	(48,400)	724	(47,676)

Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	(150,514)	9,012	(141,502)

South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	27,577	(108,111)	(80,534)

South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	41,365	(213,698)	(172,333)

South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	80,744	(299,363)	(218,619)

South Africa	Bank of America, N.A.	26,320	1.00% (pays quarterly)(1)	9/20/22	145,164	(596,045)	(450,881)

South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	183,507	(302,467)	(118,960)

South Africa	BNP Paribas	13,330	1.00% (pays quarterly)(1)	12/20/25	832,023	(1,523,826)	(691,803)

South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	998,053	(1,828,962)	(830,909)

South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	1,634,460	(2,866,252)	(1,231,792)

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	Goldman Sachs International	$3,070	1.00% (pays quarterly)(1)	9/20/22	$16,932	$(84,613)	$(67,681)

South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	82,730	(426,827)	(344,097)

South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	55,353	(197,587)	(142,234)

South Africa	HSBC Bank USA, N.A.	58,700	1.00% (pays quarterly)(1)	6/20/29	7,336,756	(7,148,910)	187,846

Ukraine	Barclays Bank PLC	9,770	5.00% (pays quarterly)(1)	12/20/24	(315,213)	83,709	(231,504)

Ukraine	Barclays Bank PLC	9,770	5.00% (pays quarterly)(1)	12/20/24	(315,213)	62,657	(252,556)

Ukraine	Barclays Bank PLC	14,655	5.00% (pays quarterly)(1)	12/20/24	(472,819)	156,745	(316,074)

Ukraine	Barclays Bank PLC	14,655	5.00% (pays quarterly)(1)	12/20/24	(472,805)	140,551	(332,254)

Ukraine	Barclays Bank PLC	14,655	5.00% (pays quarterly)(1)	12/20/24	(472,805)	41,750	(431,055)

Ukraine	Barclays Bank PLC	24,424	5.00% (pays quarterly)(1)	12/20/24	(788,000)	208,146	(579,854)

Ukraine	Barclays Bank PLC	6,407	5.00% (pays quarterly)(1)	12/20/24	(206,723)	165,319	(41,404)

Ukraine	Barclays Bank PLC	6,407	5.00% (pays quarterly)(1)	12/20/24	(206,723)	95,873	(110,850)

Ukraine	Barclays Bank PLC	19,539	5.00% (pays quarterly)(1)	12/20/24	(630,407)	166,166	(464,241)

Ukraine	JPMorgan Chase Bank, N.A.	4,560	5.00% (pays quarterly)(1)	12/20/24	(147,121)	19,411	(127,710)

Ukraine	JPMorgan Chase Bank, N.A.	4,575	5.00% (pays quarterly)	12/20/24	(147,605)	—	(147,605)

Total					$11,353,003	$(19,849,608)	$(8,496,605)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $277,568,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	70,400	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	11/20/19	$202,017

Citibank, N.A.	USD	60,400	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	11/20/19	389,906

Citibank, N.A.	USD	55,300	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	11/20/19	339,353

Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $14,370,953 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	(2,489,048)

Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $8,023,055 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	(885,784)

Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $13,781,238 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,811,733)

Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $6,996,612 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,013,870)

JPMorgan Chase Bank, N.A.	CNY	62,327	Total Return on CSI 500 Index (pays quarterly)	3-month USD-LIBOR minus 13.25% on $8,784,876 (pays quarterly)	11/12/19	648,574

JPMorgan Chase Bank, N.A.	CNY	107,027	Total Return on CSI 500 Index (pays annually)	3-month USD-LIBOR minus 11.00% on $15,103,549 (pays annually)	1/17/20	(85,136)

						$(4,705,721)

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/ Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLF	1,291	CLP	36,003,621	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.07% (pays semi-annually)	6/27/24	$1,413,094

Goldman Sachs International	CLF	257	CLP	7,182,010	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.10% (pays semi-annually)	7/1/24	288,981

Goldman Sachs International	CLF	515	CLP	14,384,088	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.05% (pays semi-annually)	7/8/24	513,996

Goldman Sachs International	CLF	1937	CLP	54,137,238	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.03% (pays semi-annually)	7/10/24	1,862,990

Goldman Sachs International	CLF	767	CLP	21,427,415	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.03% (pays semi-annually)	7/11/24	694,033

Goldman Sachs International	CLF	257	CLP	7,193,477	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.21)% (pays semi-annually)	7/23/24	133,405

Goldman Sachs International	CLF	1024	CLP	28,636,266	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.24)% (pays semi-annually)	7/26/24	488,350

Goldman Sachs International	CLF	183	CLP	5,114,056	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.51)% (pays semi-annually)	8/22/24	(5,224)

Morgan Stanley & Co. International PLC	CLF	430	CLP	12,016,643	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.49)% (pays semi-annually)	8/19/24	4,598

								$5,394,223

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

OMO	–	Open Market Operation

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NGN	–	Nigerian Naira

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PHP	–	Philippine Peso

PKR	–	Pakistani Rupee

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

XOF	–	West African CFA franc

ZAR	–	South African Rand

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $2,862,179,663)	$2,926,524,173

Affiliated investment, at value (identified cost, $172,845,188)	172,862,422

Cash	17,775,985

Deposits for derivatives collateral —

Futures contracts	1,801,118

Centrally cleared derivatives	196,290,013

OTC derivatives	1,570,000

Foreign currency, at value (identified cost, $33,488,644)	33,549,401

Interest and dividends receivable	63,905,741

Due from broker for open reverse repurchase agreements	89,319,886

Dividends receivable from affiliated investment	329,481

Receivable for investments sold	45,270,272

Receivable for variation margin on open futures contracts	1,260,738

Receivable for open forward foreign currency exchange contracts	69,023,408

Receivable for open swap contracts	12,323,489

Upfront payments on open non-centrally cleared swap contracts	22,231,172

Receivable for closed swap contracts	8,198,677

Receivable from affiliate	105,977

Total assets	$3,662,341,953

Liabilities

Cash collateral due to brokers	$1,570,000

Payable for reverse repurchase agreements, including accrued interest of $302,057	177,798,972

Payable for investments purchased	38,534,039

Payable for variation margin on open centrally cleared derivatives	5,860,887

Payable for open forward foreign currency exchange contracts	70,892,997

Payable for open swap contracts	22,874,071

Payable for closed swap contracts	7,093,529

Upfront receipts on open non-centrally cleared swap contracts	1,350,474

Payable to affiliates:

Investment adviser fee	2,642,573

Trustees’ fees	9,218

Accrued foreign capital gains taxes	245,321

Accrued expenses and other liabilities	2,191,909

Total liabilities	$331,063,990

Net Assets applicable to investors’ interest in Portfolio	$3,331,277,963

54	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest and other income (net of foreign taxes, $7,071,722)	$250,311,267

Dividends (net of foreign taxes, $657,273)	3,386,761

Dividends from affiliated investment	7,108,001

Total investment income	$260,806,029

Expenses

Investment adviser fee	$34,144,189

Trustees’ fees and expenses	109,090

Custodian fee	4,342,436

Legal and accounting services	533,701

Interest expense and fees	8,701,541

Miscellaneous	112,232

Total expenses	$47,943,189

Deduct —

Allocation of expenses to affiliate	$1,780,142

Total expense reductions	$1,780,142

Net expenses	$46,163,047

Net investment income	$214,642,982

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $1,404,432)	$(112,093,019)

Investment transactions — affiliated investment	(133,933)

Written options	524,985

Futures contracts	(17,424,174)

Swap contracts	(152,970,476)

Foreign currency transactions	(1,917,699)

Forward foreign currency exchange contracts	60,947,047

Net realized loss	$(223,067,269)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $234,755)	$324,457,512

Investments — affiliated investment	90,563

Written options	(490,698)

Futures contracts	3,126,414

Swap contracts	(69,460,403)

Foreign currency	3,134,830

Forward foreign currency exchange contracts	16,927,292

Net change in unrealized appreciation (depreciation)	$277,785,510

Net realized and unrealized gain	$54,718,241

Net increase in net assets from operations	$269,361,223

55	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$214,642,982	$245,768,757

Net realized loss	(223,067,269)	(212,624,736)

Net change in unrealized appreciation (depreciation)	277,785,510	(406,133,659)

Net increase (decrease) in net assets from operations	$269,361,223	$(372,989,638)

Capital transactions —

Contributions	$370,424,184	$1,428,513,014

Withdrawals	(1,825,445,711)	(606,564,478)

Net increase (decrease) in net assets from capital transactions	$(1,455,021,527)	$821,948,536

Net increase (decrease) in net assets	$(1,185,660,304)	$448,958,898

Net Assets

At beginning of year	$4,516,938,267	$4,067,979,369

At end of year	$3,331,277,963	$4,516,938,267

56	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019		2018		2017	2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	1.26	%(3)	1.11	%(3)	1.13%	1.10%		1.14%

Net investment income	5.86%		5.09%		4.54%	5.09%		5.53%

Portfolio Turnover	71%		75%		76%	97%		75%

Total Return	8.22	%(3)	(7.08	)%(3)	5.65%	7.79	%(4)	3.36%

Net assets, end of year (000’s omitted)	$3,331,278		$4,516,938		$4,067,979	$2,260,213		$1,879,008

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.24%, 0.07%, 0.06%, 0.03% and 0.03% for the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.05% and 0.03% of average daily net assets for the years ended October 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(4)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

57	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 91.4%, 8.0% and 0.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2019 were $25,069,394 or 0.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

58

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Notes to Consolidated Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers

59

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Notes to Consolidated Financial Statements — continued

that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the

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benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 10. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to- market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher

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than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2019, the Portfolio’s investment adviser fee amounted to $34,144,189 or 0.93% of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $1,780,142 of the Portfolio’s operating expenses for the year ended October 31, 2019. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the year ended October 31, 2019, BMR reimbursed the Portfolio $350,702 for net realized losses due to trading errors. The amount of the reimbursements had an impact on total return of less than 0.01%.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,957,238,320	$2,921,063,202

U.S. Government and Agency Securities	—	5,608,262

	$1,957,238,320	$2,926,671,464

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,168,689,699

Gross unrealized appreciation	$231,935,912

Gross unrealized depreciation	(315,606,321)

Net unrealized depreciation	$(83,670,409)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Consolidated Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, cross-currency swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $89,528,589. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $31,753,102 at October 31, 2019.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2019. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2019 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity		Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—		$—	$1,629,537	$252,323	$34,399,486	$36,281,346

Not applicable	1,510,739	*	5,111,742 *	2,782,607 *	28,742,763 *	49,123,127 *	87,270,978

Receivable for open forward foreign currency exchange contracts	—		—	—	69,023,408	—	69,023,408

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	931,276		18,497,496	648,574	—	8,888,362	28,965,708

Total Asset Derivatives	$2,442,015		$23,609,238	$5,060,718	$98,018,494	$92,410,975	$221,541,440

Derivatives not subject to master netting or similar agreements	$1,510,739		$5,111,742	$4,412,144	$28,742,763	$49,123,127	$88,900,515

Total Asset Derivatives subject to master netting or similar agreements	$931,276		$18,497,496	$648,574	$69,275,731	$43,287,848	$132,640,925

Not applicable	$(1,646,569	)*	$(16,184,498)*	$(126,140)*	$(30,242,003)*	$(115,360,461)*	$(163,559,671)

Payable for open forward foreign currency exchange contracts	—		—	—	(70,892,997)	—	(70,892,997)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—		(4,539,043)	(85,136)	(6,200,435)	(7,810,978)	(18,635,592)

Total Liability Derivatives	$(1,646,569)		$(20,723,541)	$(211,276)	$(107,335,435)	$(123,171,439)	$(253,088,260)

Derivatives not subject to master netting or similar agreements	$(1,646,569)		$(16,184,498)	$(126,140)	$(30,242,003)	$(115,360,461)	$(163,559,671)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(4,539,043)	$(85,136)	$(77,093,432)	$(7,810,978)	$(89,528,589)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$549,265	$(549,265)	$—	$—	$—	$—

Bank of America, N.A.	18,816,927	(3,862,609)	(6,308,550)	—	8,645,768	—

BNP Paribas	5,872,425	(5,872,425)	—	—	—	—

Citibank, N.A.	4,485,912	(3,554,636)	—	—	931,276	—

Deutsche Bank AG	3,011,325	(3,011,325)	—	—	—	—

Goldman Sachs International	34,028,627	(29,703,588)	(4,142,986)	—	182,053	—

HSBC Bank USA, N.A.	13,788,324	—	(13,192,732)	—	595,592	—

ICBC Standard Bank PLC	136,145	(136,145)	—	—	—	—

JPMorgan Chase Bank, N.A.	6,604,828	(6,604,828)	—	—	—	—

Morgan Stanley & Co. International PLC	25,915,861	(70,814)	(25,408,018)	—	437,029	—

Société Générale	1,542,723	—	—	(1,542,723)	—	1,570,000

Standard Chartered Bank	17,373,074	(17,373,074)	—	—	—	—

UBS AG	515,489	(69,593)	(445,896)	—	—	—

	$132,640,925	$(70,808,302)	$(49,498,182)	$(1,542,723)	$10,791,718	$1,570,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(681,086)	$549,265	$—	$—	$(131,821)	$—

Bank of America, N.A.	(3,862,609)	3,862,609	—	—	—	—

Barclays Bank PLC	(3,880,708)	—	3,449,370	—	(431,338)	—

BNP Paribas	(6,060,944)	5,872,425	188,519	—	—	—

Citibank, N.A.	(6,328,309)	3,554,636	2,773,673	—	—	—

Credit Agricole Corporate and Investment Bank	(630,434)	—	610,951	—	(19,483)	—

Deutsche Bank AG	(5,209,252)	3,011,325	2,197,927	—	—	—

Goldman Sachs International	(29,703,588)	29,703,588	—	—	—	—

ICBC Standard Bank PLC	(151,306)	136,145	—	—	(15,161)	—

JPMorgan Chase Bank, N.A.	(7,632,611)	6,604,828	596,975	—	(430,808)	—

Morgan Stanley & Co. International PLC	(70,814)	70,814	—	—	—	—

Nomura International PLC	(150,514)	—	130,775	—	(19,739)	—

Standard Chartered Bank	(24,984,844)	17,373,074	7,611,770	—	—	—

State Street Bank and Trust Company	(111,977)	—	—	—	(111,977)	—

UBS AG	(69,593)	69,593	—	—	—	—

	$(89,528,589)	$70,808,302	$17,559,960	$—	$(1,160,327)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,570,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

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(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at October 31, 2019 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2019 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$—	$(8,597,741)	$12,269,340	$3,671,599

Written options	—	—	—	524,985	—	524,985

Futures contracts	(147,315)	—	(615,961)	—	(16,660,898)	(17,424,174)

Swap contracts	1,957,254	(57,104,388)	1,953,453	2,403,711	(102,180,506)	(152,970,476)

Forward foreign currency exchange contracts	—	—	—	60,947,047	—	60,947,047

Total	$1,809,939	$(57,104,388)	$1,337,492	$55,278,002	$(106,572,064)	$(105,251,019)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$(4,906,018)	$(3,437,644)	$6,498,325	$(1,845,337)

Written options	—	—	—	(490,698)	—	(490,698)

Futures contracts	(135,830)	—	2,902,317	—	359,927	3,126,414

Swap contracts	(684,811)	(1,679,898)	4,169,420	165,091	(71,430,205)	(69,460,403)

Forward foreign currency exchange contracts	—	—	—	16,927,292	—	16,927,292

Total	$(820,641)	$(1,679,898)	$2,165,719	$13,164,041	$(64,571,953)	$(51,742,732)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts	Purchased Interest Rate Swaptions

$1,315,320,000	$1,615,399,000	$9,513,519,000	$7,642,693,000	$923,933,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts outstanding during the year ended October 31, 2019, which are indicative of the volume of these derivative types, were approximately $439,982,000, $9,653,000 and 105 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

66

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2019 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	9/3/2019	11/1/2019		2.65%	$21,560,028	$21,652,077

Barclays Bank PLC	9/3/2019	11/1/2019		2.65%	18,875,825	18,956,414

Barclays Bank PLC	10/31/2019	On Demand	(1)	2.40%	21,391,121	21,391,121

Barclays Bank PLC	10/31/2019	On Demand	(1)	2.40%	19,527,004	19,527,004

JPMorgan Chase Bank, N.A.	10/28/2019	11/1/2019		2.35%	26,374,375	26,379,540

JPMorgan Chase Bank, N.A.	10/31/2019	On Demand	(1)	2.10%	26,634,562	26,634,562

Nomura International PLC	8/13/2019	11/1/2019		2.65%	21,366,800	21,491,054

Nomura International PLC	10/31/2019	On Demand	(1)	2.40%	21,767,200	21,767,200

Total					$177,496,915	$177,798,972

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At October 31, 2019, the remaining contractual maturity of open reverse repurchase agreements was as follows: overnight and continuous $(89,319,887) and up to 30 days $(88,177,028). The type of underlying collateral for all open reverse repurchase agreements was sovereign debt.

For the year ended October 31, 2019, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $294,989,000 and 2.81%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2019. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2019.

Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2019.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Barclays Bank PLC	$(81,526,616)	$—	$81,526,616	$—

JPMorgan Chase Bank, N.A.	(53,014,102)	—	53,014,102	—

Nomura International PLC	(43,258,254)	—	43,258,254	—

	$(177,798,972)	$—	$177,798,972	$—

*	Including accrued interest.

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

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Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Notes to Consolidated Financial Statements — continued

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Investments in Affiliated Funds

At October 31, 2019, the value of the Portfolio’s investment in affiliated funds was $172,862,422, which represents 5.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$733,702,692	$3,361,114,038	$(3,921,910,938)	$(133,933)	$90,563	$172,862,422	$7,108,001	172,862,422

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

68

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Notes to Consolidated Financial Statements — continued

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,042,114,994	$—	$2,042,114,994

Foreign Corporate Bonds	—	115,845,885	16,752,410	132,598,295

Sovereign Loans	—	178,355,720	—	178,355,720

Credit Linked Notes	—	—	2,306,101	2,306,101

Senior Floating-Rate Loans	—	—	35,366,583	35,366,583

Collateralized Mortgage Obligations	—	25,139,328	—	25,139,328

U.S. Government Guaranteed Small Business Administration Loans	—	41,217,270	—	41,217,270

Common Stocks	—	178,928,501 **	—	178,928,501

Warrants	—	—	0	0

Short-Term Investments —

Foreign Government Securities	—	194,308,731	—	194,308,731

U.S. Treasury Obligations	—	59,907,304	—	59,907,304

Other	—	172,862,422	—	172,862,422

Purchased Currency Options	—	252,323	—	252,323

Purchased Put Options	1,629,537	—	—	1,629,537

Purchased Interest Rate Swaptions	—	34,399,486	—	34,399,486

Total Investments	$1,629,537	$3,043,331,964	$54,425,094	$3,099,386,595

Forward Foreign Currency Exchange Contracts	$—	$97,766,171	$—	$97,766,171

Futures Contracts	2,530,525	2,782,607	—	5,313,132

Swap Contracts	—	82,180,791	—	82,180,791

Total	$4,160,062	$3,226,061,533	$54,425,094	$3,284,646,689

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(101,135,000)	$—	$(101,135,000)

Futures Contracts	(1,785,232)	(126,140)	—	(1,911,372)

Swap Contracts	—	(150,041,888)	—	(150,041,888)

Total	$(1,785,232)	$(251,303,028)	$—	$(253,088,260)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2019 is not presented.

69

Global Macro Absolute Return Advantage Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2019, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2019, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

70

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

71

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

72

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

73

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$113,815	$137,478
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$40,267	$49,871
All Other Fees(3)	$0	$0

Total	$154,082	$187,349

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/18	10/31/19
Registrant	$40,267	$49,871
Eaton Vance(1)	$126,485	$59,903

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019